AQUILA CASCADIA EQUITY FUND
                        Supplement to the
               Statement of Additional Information
                       Dated July 31, 2000


     The material on page 11 relating to Ms. Diana P. Herrmann is replaced by the following:


Diana P. Herrmann*   President and Chief Operating Officer of the
Trustee and Vice     Manager/Administrator since 1997,
President            a Director since 1984,Secretary since
380 Madison Avenue   1986 and previously its Executive
New York, NY 10017   Vice President,Senior Vice President
Age: 42              or Vice President, 1986-1997; President of
                     various Aquila Bond and Money-Market Funds since 1998; Assistant Vice President, Vice
                     President, Senior Vice President or
                     Executive Vice President of Aquila
                     Money-Market, Bond and Equity Funds since
                     1986; Trustee of a number of Aquila Money-
                     Market, Bond and Equity Funds since 1995;
                     Trustee of Reserve Money-Market Funds, 1999-
                     2000 and of Reserve Private Equity Series,
                     1998-2000; Assistant Vice President and
                     formerly Loan Officer of European American
                     Bank, 1981-1986; daughter of the Fund's
                     Chairman; Trustee of the Leopold Schepp
                     Foundation (academic scholarships) since
                     1995; actively involved in mutual fund and trade associations and in college and other volunteer organizations.

                 The date of this supplement is October 31, 2000.